Investment properties, net (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [Line Items]
Beginning balance	₩ 159,559		₩ 284,714	₩ 353,680
Depreciation	(5,069)		(923)	(1,176)
Others	4,090	[1]	(124,232)	(67,790)
Endings balance	158,580		159,559	284,714
Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	159,609		284,797
Depreciation	(5,070)		(924)
Others	4,054	[1]	(124,264)
Endings balance	158,593		159,609	284,797
Acquisition cost
Disclosure of detailed information about investment property [Line Items]
Beginning balance	174,741		300,370
Endings balance	194,487		174,741	300,370
Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(15,132)		(15,573)
Endings balance	(35,894)		(15,132)	(15,573)
Government grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(50)		(83)
Depreciation	1		1
Others	36	[1]	32
Endings balance	(13)		(50)	(83)
Investment property - Land
Disclosure of detailed information about investment property [Line Items]
Beginning balance	139,940		264,205
Depreciation			(0)
Others	(10,043)	[1]	(124,265)
Endings balance	129,897		139,940	264,205
Investment property - Land | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	139,940		264,205
Others	(10,043)	[1]	(124,265)
Endings balance	129,897		139,940	264,205
Investment property - Land | Acquisition cost
Disclosure of detailed information about investment property [Line Items]
Beginning balance	139,940		264,205
Endings balance	129,897		139,940	264,205
Investment property - Buildings
Disclosure of detailed information about investment property [Line Items]
Beginning balance	19,619		20,509
Depreciation	(5,069)		(923)
Others	14,133	[1]	33
Endings balance	28,683		19,619	20,509
Investment property - Buildings | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	19,669		20,592
Depreciation	(5,070)		(924)
Others	14,097	[1]	1
Endings balance	28,696		19,669	20,592
Investment property - Buildings | Acquisition cost
Disclosure of detailed information about investment property [Line Items]
Beginning balance	34,801		36,165
Endings balance	64,590		34,801	36,165
Investment property - Buildings | Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(15,132)		(15,573)
Endings balance	(35,894)		(15,132)	(15,573)
Investment property - Buildings | Government grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(50)		(83)
Depreciation	1		1
Others	36	[1]	32
Endings balance	₩ (13)		₩ (50)	₩ (83)

[1]	As described in Note 42, the Company reclassified land and buildings amounting to KRW2,765 million and KRW19,369 million, respectively, from assets held-for-sale to investment properties during the year ended December 31, 2019.